ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

March 31, 2024

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Portfolio Investments
Investments in Investment Funds

Commodity Trading Advisors - Managed Futures
Florin Court Capital Fund LP	5/1/2023	$10,076,384	$10,326,537	3.47%
Squarepoint Core US Feeder LP	7/1/2020	18,500,000	25,742,708	8.65
Total Commodity Trading Advisors - Managed Futures		28,576,384	36,069,245	12.12

Distressed
Cerberus Partners, LP	11/1/2009	1,218,263	6,178,785	2.08
Cerberus SPV, LLC	11/1/2009	752,584	5,130,307	1.72
Total Distressed		1,970,847	11,309,092	3.80

Equity Long/Short - High Hedge
Alyeska Fund LP	6/1/2022	14,250,000	18,745,837	6.30
Holocene Advisors Fund LP	4/1/2017	12,428,356	25,797,884	8.68
Magnetar Equity Opportunities Fund LLC	2/1/2011	590,002	6,549,253	2.20
North Reef Capital LP	11/1/2022	9,700,000	11,516,005	3.87
Total Equity Long/Short - High Hedge		36,968,358	62,608,979	21.05

Equity Long/Short - Opportunistic
Axon Partners, LP	10/1/2007	4,310,455	1,269,701	0.43
Viking Global Equities LP	7/1/2023	13,425,000	14,920,785	5.01
Total Equity Long/Short - Opportunistic		17,735,455	16,190,486	5.44

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2024

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Portfolio Investments (continued)
Investments in Investment Funds (continued)

Event Driven Credit
FourSixThree Domestic Fund, LLC	8/1/2023	$10,000,000	$10,761,957	3.62%
Olympus Peak Onshore LP	8/1/2020	1,837,224	1,960,687	0.66
Total Event Driven Credit		11,837,224	12,722,644	4.28

Fixed Income Arbitrage
Elan Feeder Fund Ltd.	12/1/2023	6,863,365	6,943,881	2.33
LMR Alpha Rates Trading Fund Ltd.	8/1/2022	7,909,870	9,325,742	3.14
Total Fixed Income Arbitrage		14,773,235	16,269,623	5.47

Macro
Broad Reach (US) Fund LP	2/1/2020	7,512,486	13,662,512	4.59
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	4,740,266	22,096,835	7.43
Element Capital US Feeder Fund LLC	7/1/2018	5,565,537	5,518,507	1.86
Total Macro		17,818,289	41,277,854	13.88

Multi-Strategy
Eisler Capital Multi Strategy Fund LP	2/1/2024	13,650,000	13,589,777	4.57
Magnetar Capital Fund LP	1/1/2008	56,679	122,656	0.04
QVT SLV Onshore Ltd.	3/1/2012	113,939	257,403	0.09
Total Multi-Strategy		13,820,618	13,969,836	4.70

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2024

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Portfolio Investments (continued)
Investments in Investment Funds (continued)

Other Directional
BCIM Credit Opportunities, LP	10/1/2014	$238,401	$1,643,638	0.55%
Burford Alternative Income Fund LP	12/19/2018	100,215	2,955,096	0.99
Burford Alternative Income Fund II LP	7/1/2022	2,055,206	2,454,655	0.83
Total Other Directional		2,393,822	7,053,389	2.37

Private Placement
QVT Roiv Hldgs Onshore Ltd.	1/1/2016	261,715	2,252,961	0.75
Total Private Placement		261,715	2,252,961	0.75

Statistical Arbitrage
Aquatic Argo Fund LP	11/1/2023	8,500,000	7,671,067	2.58
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	8,979,382	32,624,987	10.97
Squarepoint Focus US Feeder LP	9/1/2019	12,190,000	21,475,551	7.22
Torus Feeder 2 LP	5/1/2022	17,050,000	27,097,577	9.11
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	6,886,479	17,728,026	5.96
Voloridge Fund, LP	11/1/2020	12,355,824	14,025,069	4.71
Total Statistical Arbitrage		65,961,685	120,622,277	40.55

Total Investments in Investment Funds		$212,117,632	$340,346,386	114.41%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2024

Description	Cost	Fair Value	Percent of Net Assets
Portfolio Investments (continued)

Direct Investment
Common Stock
United States
Consumer, Non-cyclical	$1,857,937	$1,688,160	0.57%

Total Direct Investment	$1,857,937	$1,688,160	0.57

Total Portfolio Investments	$213,975,569	$342,034,546	114.98%

Liabilities in excess of Other Assets		(44,561,510)	(14.98)
Total Net Assets		$297,473,036	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2024

Strategy Allocation	Percent of Net Assets
Investment Funds

Statistical Arbitrage	40.55%
Equity Long/Short - High Hedge	21.05
Macro	13.88
Commodity Trading Advisors - Managed Futures	12.12
Fixed Income Arbitrage	5.47
Equity Long/Short - Opportunistic	5.44
Multi-Strategy	4.70
Event Driven Credit	4.28
Distressed	3.80
Other Directional	2.37
Private Placement	0.75
Total Investments in Investment Funds	114.41%

Direct Investment	0.57%
Total Direct Investment	0.57%

Total Portfolio Investments	114.98%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net asset value of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners, pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund may receive distributions in-kind from Investment Funds, which could include publicly traded common stocks. Common stock, preferred stock, and equity or debt securities (“Direct Investments”) listed or traded on a securities exchange are valued at the last known price on that exchange on or prior to the valuation date. When quoted prices are not available, fair value is determined based on other valuation approaches as determined by the Adviser in conjunction with the Valuation Committee.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

The inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments) or short-term investments that are valued at amortized cost

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The following is a summary of the inputs used for investment tranches as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Portfolio Investments	Level 1	Level 2	Level 3	Investments measured at NAV	Total
Investments in Investment Funds
Commodity Trading Advisors - Managed
Futures	$-	$-	$-	$36,069,245	$36,069,245
Distressed	-	-	-	11,309,092	11,309,092
Equity Long/Short - High Hedge	-	-	-	62,608,979	62,608,979
Equity Long/Short - Opportunistic	-	-	-	16,190,486	16,190,486
Event Driven Credit	-	-	-	12,722,644	12,722,644
Fixed Income Arbitrage	-	-	-	16,269,623	16,269,623
Macro	-	-	-	41,277,854	41,277,854
Multi-Strategy	-	-	257,403	13,712,433	13,969,836
Other Directional	-	-	-	7,053,389	7,053,389
Private Placement	-	-	2,252,961	-	2,252,961
Statistical Arbitrage	-	-	-	120,622,277	120,622,277
Total Investments in Investment Funds	$-	$-	$2,510,364	$337,836,022	$340,346,386
Direct Investments
Common Stock	1,688,160	-	-	-	1,688,160
Total Portfolio Investments	$1,688,160	$-	$2,510,364	$337,836,022	$342,034,546

Fair Value of Financial Instruments (Continued)

The following table includes purchases and transfers of investment classified by the Fund as Level 3 of the fair value hierarchy for the period ended March 31, 2024:

Investment Funds	Balance, January 1, 2024	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales/ Distributions	Net realized gain (loss)	Net change in unrealized appreciation/depreciation	Balance, March 31, 2024
Multi-Strategy	$265,556	$-	$-	$-	$-	$-	$(8,153)	$257,403
Private Placement	3,837,937	-	-	-	(2,294,642)	1,922,733	(1,213,067)	2,252,961
Total Investment Funds	$4,103,493	$-	$-	$-	$(2,294,642)	$1,922,733	$(1,221,220)	$2,510,364

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of March 31, 2024.

Investment Funds	Fair Value at 3/31/2024	Valuation technique(s)	Unobservable input	Amount
Multi-Strategy	$257,403	Market approach	Discount for lack of marketability	6%
Private Placement	2,252,961	Market approach	Discount for lack of marketability	11%
Total Investment Funds	$2,510,364